Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Interest receivable	$ 7,048	$ 3,979
Prepaid expenses	4,315	3,832
Due from Government institutions	2,875	2,598
Other	760	747
Other current assets	$ 14,998	$ 11,156